PENSIONS AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
PENSIONS AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS [Abstract]
PENSIONS AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS
NOTE 18.  PENSIONS AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS

18.1  Description of the Technip Energies Group’s benefit plans

The Technip Energies Group has funded and unfunded defined benefit pension plans which provide defined benefits based on years of service and final average salary.

The Technip Energies Group is required to recognize the funded status of defined benefit post-retirement plans as an asset or liability in the combined statement of financial position and recognize changes in that funded status in comprehensive income in the year in which the changes occur. Further, the Technip Energies Group is required to measure the plan’s assets and its obligations that determine its funded status as of the date of the combined statement of financial position. The Technip Energies Group has applied this guidance to its pension and other post-retirement benefit plans which are located in France, Germany, Italy, the Netherlands, and the United Arab Emirates (UAE).

In the case of funded plans, the Technip Energies Group ensures that the investment positions are managed to achieve long-term investments that are in line with the obligations under the pension schemes. The objective is to match assets to the pension obligations by investing in long-term fixed interest securities with maturities that match the benefit payments as they fall due and in the appropriate currency.

The Technip Energies Group actively monitors how the duration and the expected yield of the investments match the projected pension obligations. The Technip Energies Group has not changed the processes used to manage its risks from previous periods. Investments are well diversified, such that the failure of any single investment would not have a material impact on the overall level of assets.

The Technip Energies Group’s pension investment strategy emphasizes maximizing returns consistent with balancing risk. Excluding its international plans with insurance-based investments, 100% of the Technip Energies Group total pension plan assets represent the overfunding from the Netherlands defined benefit plans. These plans are primarily invested in equity securities to maximize the long-term returns of the plans.

On December 31, 2017, the Technip Energies Group amended the retirement plans (the “Plans”) to freeze benefit accruals for all participants of the plans as of December 31, 2017. After that date, participants in the plans will no longer accrue any further benefits and participants’ benefits under the plans will be determined based on credited service and eligible earnings as of December 31, 2017.

Non-U.S.-based employees are eligible to participate in the Technip Energies Group-sponsored or government-sponsored benefit plans. Several of the non-U.S. defined benefit pension plans sponsored by the Technip Energies Group provide for employee contributions; the remaining plans are noncontributory. The most significant of these plans are in France, Germany, Italy, the Netherlands, and the United Arab Emirates.

The Technip Energies Group expects to contribute approximately €1.4 million to its European pension plans, representing primarily the French, German, Italian, Netherlands and UAE qualified pension plans in 2021. All of the contributions are expected to be in the form of cash.

The following table summarizes expected benefit payments as of December 31, 2020 from the various pension and post-retirement benefit plans through 2030. Actual benefit payments may differ from expected benefit payments.

Total Expected Benefit Payments
(In millions)
2021	14.1
2022	9.4
2023	10.0
2024	10.9
2025	10.0
2026-2030	55.3
Total	€109.7

18.2  Net benefit expense recognized in the combined statements of income

The net benefit expense recognized in the statement of income is as follows:

(In millions)	2020	2019	2018
Current Service Cost	€7.7	€8.6	€8.1
Financial cost	2.5	4.2	3.9
Expected return on plan assets	(1.2)	(1.9)	(1.9)
Net actuarial gain (loss) recognized on long-term benefits	0.1	(0.4)	-
Special events (curtailment/settlement)	0.1	0.0	0.0
Net Benefit Expense as Recorded in the Statement of Income	€9.2	€10.5	€10.1

18.3 Defined benefit asset (liability) recognized in the combined statement of financial position

The liability as recorded in the combined statement of financial position is as follows:

	2020			2019			2018
(In millions)	Defined Benefit Obligation	Fair Value of Plan Assets	Net Defined Benefit Obligation	Defined Benefit Obligation	Fair Value of Plan Assets	Net Defined Benefit Obligation	Defined Benefit Obligation	Fair Value of Plan Assets	Net Defined Benefit Obligation
Defined Benefit Obligation as of the Prior Period End Date	€256.5	€123.3	€133.2	€228.6	€109.1	€119.5	€215.3	€102.4	€112.9
Expense as recorded in the statement of income	10.4	1.2	9.2	12.4	1.9	10.5	12.0	1.9	10.1
Total current service cost	7.7	-	7.7	8.6	-	8.6	8.1	-	8.1
Net financial costs	2.5	1.2	1.3	4.2	1.9	2.3	3.9	1.9	2.0
Actuarial gains of the year	0.2	-	0.2	(0.4)	-	(0.4)	-	-	-
Actuarial loss recognized in other comprehensive income	4.5	3.9	0.6	23.2	14.9	8.3	3.8	5.7	(1.9)
Actuarial loss on Defined Benefit Obligation	4.5	3.9	0.6	23.2	14.9	8.3	3.8	5.7	(1.9)
- Experience	(3.6)	-	(3.6)	(5.3)	-	(5.3)	6.7	-	6.7
- Financial assumptions	10.2	-	10.2	(0.3)	-	(0.3)	(1.9)	-	(1.9)
- Demographic assumptions	(2.1)	-	(2.1)	28.8	-	28.8	(1.0)	-	(1.0)
Actuarial gain (loss) on plan assets	-	3.9	(3.9)	-	14.9	(14.9)	-	5.7	(5.7)
Contributions and benefits paid	(9.0)	(2.9)	(6.1)	(9.5)	(2.7)	(6.8)	(11.3)	(2.6)	(8.7)
Contributions by employer	-	1.4	(1.4)	-	1.4	(1.4)	-	1.4	(1.4)
Contributions by employee	-	-	-	-	-	-	-	-	-
Benefits paid by employer	(4.7)	-	(4.7)	(5.4)	-	(5.4)	(7.3)	-	(7.3)
Benefits paid from plan assets	(4.3)	(4.3)	-	(4.1)	(4.1)	-	(4.0)	(4.0)	-
Exchange difference and other	(13.6)	-	(13.6)	1.8	0.1	1.7	4.1	1.7	2.4
Settlements	-	-	-	-	-	-	-	-	-
As of December 31,	€248.8	€125.5	€123.3	€256.5	€123.3	€133.2	€223.9	€109.1	€114.8

At December 31, 2020, 2019 and 2018, the discounted defined benefit obligation included €137.1 million, €136.2 million and €122.7 million for funded plans and €111.5 million, €120.2 million and €101.2 million for unfunded plan assets, respectively.

18.4  Actuarial assumptions

	Discount Rate	Future Salary Increase (above Inflation Rate)	Healthcare Cost Increase Rate	Inflation Rate
December 31, 2020	From 0.30% to 2%	From 1.50% to 4%	NA	From 1.50% to 2%
December 31, 2019	From 0.60% to 2.70%	From 2.10% to 3.60%	NA	From 1.60% to 2.10%
December 31, 2018	From 1.30% to 3.80%	From 1.90% to 3.70%	NA	From 1.70% to 2.30%

The discount rate as of the Eurozone of December 31, 2020 is determined by holding the benefit flows of services expected from the plans and by using a curve of yield built from a wide basket of bonds of companies of high quality (noted AA). In the countries where the market bonds of companies of high quality is insufficiently deep, the discount rates are measured in reference to governmental rates.

The references and sources used to determine the discount rates as of December 31, 2020 remain unchanged compared to 2019 and 2018. A 0.25% decrease in the discount rate would increase the defined benefit obligation by approximately 3.6%. A 0.25% increase in the inflation rate would decrease the defined benefit obligation by approximately 3.3%.

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant.